Financial Statement Schedule I Condensed Financial Information of Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,180,898	$ 185,309	¥ 2,834,962	¥ 653,859
Total current assets	1,342,724	210,703	3,046,580
TOTAL ASSETS	1,580,421	248,003	3,389,742
Current liabilities
Accrued expenses and other current liabilities	392,293	61,559	539,787
Total current liabilities	683,056	107,186	1,205,503
Non-current liabilities
TOTAL LIABILITIES	783,385	122,930	1,325,592
SHAREHOLDERS' EQUITY
Additional paid-in capital	10,859,107	1,704,031	10,653,403
Accumulated other comprehensive income	18,691	2,933	49,614
Accumulated deficit	(10,081,093)	(1,581,943)	(8,639,180)
TOTAL SHAREHOLDERS' EQUITY	797,036	125,073	2,064,150	¥ (4,459,928)	¥ (2,976,214)
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS' EQUITY	1,580,421	248,003	3,389,742
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	293	46	275
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	38	6	38
Parent Company
Current assets
Cash and cash equivalents	597,522	93,764	2,108,582
Amounts due from subsidiaries	733,763	115,143	716,696
Total current assets	1,331,285	208,907	2,825,278
TOTAL ASSETS	1,331,285	208,907	2,825,278
Current liabilities
Accrued expenses and other current liabilities	59	9	3,768
Total current liabilities	59	9	3,768
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	534,190	83,825	757,360
Total non-current liabilities	534,190	83,825	757,360
TOTAL LIABILITIES	534,249	83,834	761,128
SHAREHOLDERS' EQUITY
Additional paid-in capital	10,859,107	1,704,031	10,653,403
Accumulated other comprehensive income	18,691	2,933	49,614
Accumulated deficit	(10,081,093)	(1,581,943)	(8,639,180)
TOTAL SHAREHOLDERS' EQUITY	797,036	125,073	2,064,150
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS' EQUITY	1,331,285	208,907	2,825,278
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	293	46	275
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 38	$ 6	¥ 38